Convertible Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes
11	CONVERTIBLE NOTES
Series A+ convertible notes
In August 2015, the Group issued four convertible notes for an aggregate principal amount of US$7,900. In March 2016, the Group issued an additional convertible note for an aggregate principal amount of US$100 (collectively, the “Series A+ Notes”). The key features of the Series A+ Notes are as follows:
Interest
The Series A+ Notes bear interest of a simple interest rate of

15% annually on any unpaid principal.
Conversion features and rates
The Series A+ Notes are convertible into the Company’s Series B convertible preferred shares (“Series B Preferred Shares”) at the option of the holders upon completion of the sale of the Company’s Series B Preferred Shares (the “Series B Financing”). The number of the Series B Preferred Shares to be issued upon such conversion is equal to the principal and all accumulated but unpaid interest divided by the price per share of the equity securities equal to 95% of the price per share applicable to other investors participating in the Series B Financing.
Redemption
The outstanding principal and any accrued but unpaid interest will become due and payable in full at the earlier of i) the first anniversary of the issuance date
and
ii) upon the occurrence of any of events of default. The redemption date will be automatically extended by six months if the Group does not complete its Series B Financing by the first anniversary of the issuance date.
Series A+ supplementary convertible note
In August 2016, the Group issued a convertible note (“Series A+ Supplementary Note”) for a principal amount of US$8,000. The key features of the Series A+ Supplementary Note were identical to the Series A+ Notes, except the Series A Supplementary Notes accrued interest at 20% per annum and there was no discount on the per share conversion price.

Series B Convertible Note
In January 2017 and May 2017, the Group issued two convertible notes (“Series B Notes”) for an aggregate principal amount of US$17,000. The key features of the Series B Notes are as follows:
Interest
The Series B convertible notes bears simple interest at 9% on any unpaid principal.
Conversion Features and Rates
The Series B Notes is convertible into the Group’s Series C convertible preferred shares (“Series C Preferred Shares”) at the option of the holders upon completion of the sale of the Group’s Series C Preferred Shares (the “Series C Financing”). The number of the Series C Preferred Shares to be issued upon such conversion is equal to the principal and all accumulated but unpaid interest divided by the price per share of the equity securities equal to 95% of the price per share applicable to other investors participating in the Series C Financing.
Redemption
The outstanding principal and any accrued but unpaid interest will become due and payable in full at the earlier of i) the second anniversary of the issuance date
and
ii) upon the occurrence of any of events of default. The redemption date will be automatically extended by six months if the Group does not complete its Series C Financing by the second anniversary of the issuance date.
Accounting for the Series A+, Series A+ Supplementary and Series B Notes
The Series A+, Series A+ Supplementary and Series B Notes (collectively, the “Convertible Notes”) were recorded as liabilities carried at amortized cost. As the Convertible Notes will be share settled by a number of shares with a fair value equal to a fixed settlement amount, the settlement is not viewed as a conversion feature but as a redemption feature because the settlement amount does not vary with the share price. The in-substance
redemption feature did not require bifurcation because it is clearly and closely related to the debt host. Since there is no embedded conversion feature, no beneficial conversion feature (“BCF”) was recorded. There were no other embedded derivatives that are required to be bifurcated.
Conversion
In January 2017, certain holders converted the Series A+ Notes and the Series A+ Supplementary Note with aggregate principal and accrued interest of RMB110,485 into 4,063,310 Series B Preferred Shares. No gain or loss was recognized from the conversion.
In January 2019, holder converted the Series B Notes with aggregate principal and accrued interest of RMB127,982 into 2,033,485 Series C Preferred Shares. No gain or loss was recognized from the conversion.
Repayment
In January 2017, the Group repaid the remaining Series A+ Note with the aggregate principal and unpaid interest of US$2,502.